Accounts Receivable, Net - Balance of accounts receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable Net [Abstract]
Accounts receivable, gross	¥ 756,262	$ 115,902	¥ 705,721
Allowance for credit losses	(189,460)	(29,036)	(118,301)
Accounts receivable, net	¥ 566,802	$ 86,866	¥ 587,420